Stock-based compensation - Employee Stock Option Activity (Details) - Stock options	12 Months Ended
	Dec. 31, 2022 item	Dec. 31, 2022 Options	Dec. 31, 2022 $ / shares	Dec. 31, 2021 Options $ / shares
Shares
At January 1 | Options		1,517,910
Granted | Options		1,514,861		1,517,910
At December 31	3,032,771	3,032,771		1,517,910
Average price
At January 1			$ 13
Granted			13	$ 13
At December 31			$ 13	$ 13